Nature of Operations and Going Concern (Details) - USD ($)					6 Months Ended
	Jan. 16, 2024	Nov. 28, 2023	Apr. 06, 2023	Nov. 14, 2022	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Nature of Operations and Going Concern [Line Items]
Incorporation date					Jul. 18, 2017
Aggregate gross proceeds	$ 2,400,000		$ 3,500,000	$ 7,500,000
Cash flow from operations					$ (2,654,773)	$ (4,172,649)
Accumulated deficit					(21,044,080)		$ (18,768,063)
Price per share (in Dollars per share)		$ 0.0333
Reverse stock split, description		1-for-30 reverse split
Going Concern [Member]
Nature of Operations and Going Concern [Line Items]
Cash flow from operations					2,654,773
Accumulated deficit					$ 21,044,080